                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are:

         o Robert M. Kippes (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

         o Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

         o Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

         They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                             AIM V.I. BALANCED FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are:

         o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

         o Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

         o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

         o Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

         o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

         o Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

         They are assisted by the Balanced Team and Fixed Income Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. BASIC VALUE FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

         o Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.

         o Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.

         They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. CAPITAL APPRECIATION FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

         o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

         They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. CAPITAL DEVELOPMENT FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

         o James Gassman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc. Prior to 1998, he was a full time student.

         They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. CORE EQUITY FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         o Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

         o Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                              AIM V.I. GROWTH FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

         o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Asian Pacific Team and International Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. MID CAP CORE EQUITY FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002

The following paragraph replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGY" on page 1 of the prospectus:

         The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Trademark-- Index during the most recent 11-month period
         (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000--Registered Trademark-- Index with the lowest market capitalization. ThesE companies are considered representative of medium-sized companies.

The following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 2 of the prospectus:

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         o Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The changes noted above become effective July 1, 2002.

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. PREMIER EQUITY FUND

                                (SERIES I SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Evan G. Harrel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager for various growth and equity funds.

         o Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1990.

         o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are:

         o Robert M. Kippes (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

         o Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

         o Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

         They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                             AIM V.I. BALANCED FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are:

         o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

         o Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

         o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

         o Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

         o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

         o Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

         They are assisted by the Balanced Team and Fixed Income Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. BASIC VALUE FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

         o Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.

         o Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.

         They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. CAPITAL APPRECIATION FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

         o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

         They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. CAPITAL DEVELOPMENT FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

         o James Gassman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc. Prior to 1998, he was a full time student.

         They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. CORE EQUITY FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         o Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

         o Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                              AIM V.I. GROWTH FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

         o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. INTERNATIONAL GROWTH FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Asian Pacific Team and International Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. MID CAP CORE EQUITY FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002

The following paragraph replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGY" on page 1 of the prospectus:

         The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent datA during the current month. The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measureS the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies.

The following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 2 of the prospectus:

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         o Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The changes noted above become effective July 1, 2002.

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. PREMIER EQUITY FUND

                               (SERIES II SHARES)

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002


Effective July 1, 2002 the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Evan G. Harrel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager for various growth and equity funds.

         o Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1990.

         o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND

                                 SERIES I SHARES

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002

Effective August 30, 2002, the following paragraph replaces in its entirety the first paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. CORE EQUITY FUND (FORMERLY, AIM V.I. GROWTH AND INCOME FUND)" on page 2 of the prospectus:

         The fund's primary investment objective is growth of capital.

Effective July 1, 2002, the following paragraph replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. MID CAP CORE EQUITY FUND (FORMERLY, AIM V.I. MID CAP EQUITY FUND)" on page 4 of the prospectus:

         The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies.

The changes noted below become effective July 1, 2002.

The following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 22 of the prospectus:

         The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of each fund's portfolio are as follows:

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. AGGRESSIVE GROWTH FUND" on page 22 of the prospectus:

         o Robert M. Kippes (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

         o Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

         o Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

         They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. BALANCED FUND" on page 22 of the prospectus:

         o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

         o Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

         o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

         o Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

         o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

         o Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

         They are assisted by the Balanced Team and Fixed Income Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. BASIC VALUE FUND" on page 22 of the prospectus:

         o Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

         o Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.

         o Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.

         They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. CAPITAL APPRECIATION FUND" on page 23 of the prospectus:

         o Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

         o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

         They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. CAPITAL DEVELOPMENT FUND" on page 23 of the prospectus:

         o Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

         o James Gassman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc. Prior to 1998, he was a full time student.

         They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. CORE EQUITY FUND" on page 23 of the prospectus:

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         o Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. DENT DEMOGRAPHIC TRENDS FUND" on page 23 of the prospectus:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

         o Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. GROWTH Fund" on page 24 of the prospectus:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

         o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. INTERNATIONAL GROWTH FUND" on page 24 of the prospectus:

         o Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Asian Pacific Team and International Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. MID CAP CORE EQUITY FUND" on page 24 of the prospectus:

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         o Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. PREMIER EQUITY FUND" on page 24 of the prospectus:

         o Evan G. Harrel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager for various growth and equity funds.

         o Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1990.

         o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND

                                SERIES II SHARES

                         Supplement dated June 28, 2002
                       to the Prospectus dated May 1, 2002

Effective August 30, 2002, the following paragraph replaces in its entirety the first paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. CORE EQUITY FUND (FORMERLY, AIM V.I. GROWTH AND INCOME FUND)" on page 2 of the prospectus:

         The fund's primary investment objective is growth of capital.

Effective July 1, 2002, the following paragraph replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. MID CAP CORE EQUITY FUND (FORMERLY, AIM V.I. MID CAP EQUITY FUND)" on page 4 of the prospectus:

         The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies.

The changes noted below become effective July 1, 2002.

The following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 24 of the prospectus:

         The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of each fund's portfolio are as follows:

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. AGGRESSIVE GROWTH FUND" on page 24 of the prospectus:

         o Robert M. Kippes (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

         o Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

         o Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

         They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. BALANCED FUND" on page 24 of the prospectus:

         o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

         o Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

         o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

         o Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

         o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

         o Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

         They are assisted by the Balanced Team and Fixed Income Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. BASIC VALUE FUND" on page 24 of the prospectus:

         o Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

         o Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.

         o Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.

         They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. CAPITAL APPRECIATION FUND" on page 25 of the prospectus:

         o Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

         o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

         They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. CAPITAL DEVELOPMENT FUND" on page 25 of the prospectus:

         o Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

         o James Gassman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc. Prior to 1998, he was a full time student.

         They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. CORE EQUITY FUND" on page 25 of the prospectus:

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         o Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. DENT DEMOGRAPHIC TRENDS FUND" on page 25 of the prospectus:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

         o Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. GROWTH FUND" on page 26 of the prospectus:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

         o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. INTERNATIONAL GROWTH FUND" on page 26 of the prospectus:

         o Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Asian Pacific Team and International Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. MID CAP CORE EQUITY FUND" on page 26 of the prospectus:

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         o Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. PREMIER EQUITY FUND" on page 26 of the prospectus:

         o Evan G. Harrel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager for various growth and equity funds.

         o Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1990.

         o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).